Note 11 - Borrowings (Details Textual) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Short-term Debt, Weighted Average Interest Rate	0.498%	0.568%
Line of Credit Facility, Maximum Borrowing Capacity	¥ 10,750